Segments and Geographical Information - Geographical Segment Report (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenue	$ 6,101	$ 5,647	$ 4,815
Property, plant and equipment	2,922	1,123	1,048
China [Member]
Segment Reporting Information [Line Items]
Revenue	3,135	2,756	2,047
Property, plant and equipment	360	116	115
Netherlands [Member]
Segment Reporting Information [Line Items]
Revenue	177	171	146
Property, plant and equipment	161	169	180
Taiwan [Member]
Segment Reporting Information [Line Items]
Revenue	78	96	98
Property, plant and equipment	160	138	91
United States [Member]
Segment Reporting Information [Line Items]
Revenue	415	396	365
Property, plant and equipment	1,115	5	6
Singapore [Member]
Segment Reporting Information [Line Items]
Revenue	526	452	421
Property, plant and equipment	186	200	214
Germany [Member]
Segment Reporting Information [Line Items]
Revenue	392	450	434
Property, plant and equipment	98	80	80
South Korea [Member]
Segment Reporting Information [Line Items]
Revenue	268	287	294
Property, plant and equipment	1	1	1
Other Countries [Member]
Segment Reporting Information [Line Items]
Revenue	1,110	1,039	1,010
Property, plant and equipment	$ 841	$ 414	$ 361